EQUITY	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Equity [Abstract]
EQUITY

NOTE 6 - EQUITY

Preferred shares

The Company has authorized 50,000,000 shares of preferred stock with a par value of $0.001.

During the six months ended February 28, 2018, there were no issuances of preferred stock.

Common Shares

The Company has authorized 150,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the company is sought.

During the six months ended February 28, 2018, the Company issued as follows,

•	The Company received $10,000 that has been recorded as stock issued in relation to a subscription agreement on June 30, 2017, for the issuance of 25,000 common shares.

Per the terms of the subscription agreement, following the closing date until the earlier of (i) the date that the registration is declared effective by the SEC, or (ii) the date the shares become freely tradable, if the Company issues any common stock or common stock equivalent entitling the holder to acquire common stock at a price below $0.40, the Company will be required to issue the subscribers that number of additional unites equal to the difference between the units issued at closing, and the number units the Company would have issued to the subscriber had the offering been completed at this discounted price.

•	On January 2, 2018, the Company issued 120,000 shares of its common stock valued at $126,000 to NEOMED for services.

•	During the six months ended February 28, 2018, the Company received cash of $582,136 that has been recorded for the issuance of 895,587 common shares at a price of $0.65 per Unit pursuant to a private placement offering conducted by the Company in relation to subscription agreements accepted on January 26, 2018 and March 15, 2018. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series A Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.50 per share for a period of 5 years from the issue date.

Warrants

In relation to the common stock related to subscription agreement dated on June 30, 2017, each individual investor received warrants with the purchase of the stock. For each share purchased, the investor will receive one Series A Common Stock Purchase Warrant to purchase one share of the Company’s common stock for a period of five years from the date of the share subscription at June 30, 2017 at a price of $1.00 per share.

In relation to the common stock related to subscription agreement dated on January 26, 2018, each individual investor received warrants with the purchase of the stock. For each share purchased, the investor will receive one Series A Stock Purchase Warrant to purchase one share of the Company’s common stock for a period of five years from the date of the share subscription at January 26, 2018 at a price of $1.50 per share.

In relation to the common stock related to subscription agreement dated on March 15, 2018, each individual investor received warrants with the purchase of the stock. For each share purchased, the investor will receive one Series A Stock Purchase Warrant to purchase one share of the Company’s common stock for a period of five years from the date of the share subscription at March 15, 2018 at a price of $1.50 per share.

As of February 28, 2018, there are 2,847,889 Series A Common Stock Purchase Warrants outstanding, with a weighted average life remaining of 4.52 years, and average exercise price of $1.16. The warrants have intrinsic value of $741,875 as of February 28, 2018.

NOTE 6 - EQUITY

Authorized Stock

On January 19, 2017, a majority of stockholders of our Company and our board of directors approved a change of name of our Company from Knight Knox Development Corp. to Reactive Medical Inc. and an increase to our authorized capital from 75,000,000 shares of common stock, par value $0.001 to 150,000,000 shares of common stock, par value $0.001 and 50,000,000 shares of preferred stock, par value $0.001.

Preferred shares

The Company has authorized 50,000,000 shares of preferred stock with a par value of $0.001.

During the year ended August 31, 2017, there were no issuance of preferred stock.

Common Shares

The Company has authorized 150,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year ended August 31, 2015, the Company issued 1,640,000 shares to un-affiliated investors for $16,400 cash and $600 of this $15,600 was received during the year ended August 31, 2015, and the remaining $600 was received during the year ended August 31, 2016.

During the year ended August 31, 2017, the Company issued 1,760,000 common shares, par value $0.001 for proceeds of $1,760. The Company cancelled 400,000 common shares and refunded $400.

Common Stock related to Subscription Agreement

During the year ended August 31, 2017, the Company received $770,921 that has been recorded as stock issued in relation to a subscription agreement on June 30, 2017, for the issuance of 1,927,302 common shares. The shares have not yet been issued as of August 31, 2017, however, the individuals that contributed cash to the Company have shareholder rights on the shares associated with the subscription agreement, and therefore the common stock is considered to be issued as of August 31, 2017.

Per the terms of the subscription agreement, following the closing date until the earlier of (i) the date that the registration is declared effective by the SEC, or (ii) the date the shares become freely tradable, if the Company issues any common stock or common stock equivalent entitling the holder to acquire common stock at a price below $0.40, the Company will be required to issue the subscribers that number of additional unites equal to the difference between the units issued at closing, and the number units the Company would have issued to the subscriber had the offering been completed at this discounted price.

Warrants

In relation to the common stock related to subscription agreement, each individual investor received warrants with the purchase of the stock. For each share purchased, the investor will receive one Series A Common Stock Purchase Warrant to purchase one share of the Company’s common stock for a period of five years from the date of the share subscription at June 30, 2017 at a price of $1.00 per share.

As of August 31, 2017, there are 1,927,303 Series A Common Stock Purchase Warrants outstanding, with a weighted average life remaining of 4.83 years, and average exercise price of $1.00.